United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		November 3, 2006

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$103,803,593


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	12,012	179020	Sole		179020
ConocoPhillips	Com	20825C104	5,006	84094	Sole		84094
Goldman Sachs Group, Inc.	Com	38141G104	4,297	25403	Sole		25403
General Elec Company	Com	369604103	3,985	112887	Sole		112887
Danaher Corporation Del	Com	235851102	3,469	50510	Sole		50510
Bank Of America Corporation	Com	060505104	3,247	60606	Sole		60606
Novartis A G ADR (Switzerland)	Com	66987V109	3,223	55148	Sole		55148
Procter & Gamble Company	Com	742718109	3,219	51942	Sole		51942
RPM International Incorporated	Com	749685103	3,107	163624	Sole		163624
Sherwin Williams Company	Com	824348106	3,092	55425	Sole		55425
Eaton Corporation	Com	278058102	3,068	44555	Sole		44555
Johnson & Johnson	Com	478160104	3,063	47161	Sole		47161
Harley Davidson Incorporated	Com	412822108	2,940	46854	Sole		46854
Schering Plough Corporation	Com	806605101	2,902	131390	Sole		131390
Amgen Incorporated	Com	031162100	2,874	40181	Sole		40181
Allied Capital Corp	Com	01903Q108	2,726	90250	Sole		90250
Citigroup Incorporated	Com	172967101	2,665	53661	Sole		53661
L-3 Communications Hldgs Incorporated	Com	502424104	2,640	33706	Sole		33706
Allstate Corporation	Com	020002101	2,610	41604	Sole		41604
Becton Dickinson & Company	Com	075887109	2,608	36900	Sole		36900
Lowes Companies Incorporated	Com	548661107	2,479	88349	Sole		88349
National City Corporation	Com	635405103	2,443	66735	Sole		66735
Microsoft Corporation	Com	594918104	2,316	84692	Sole		84692
Cisco Systems Incorporated	Com	17275R102	2,215	96399	Sole		96399
Masco Corporation	Com	574599106	2,154	78550	Sole		78550
BP PLC ADR	Com	055622104	2,070	31569	Sole		31569
Progressive Corporation Ohio	Com	743315103	1,980	80678	Sole		80678
Valero Energy Corporation New	Com	91913Y100	1,895	36822	Sole		36822
Harrahs Entertainment Incorporated	Com	413619107	1,814	27300	Sole		27300
Intel Corporation	Com	458140100	1,813	88131	Sole		88131
Chevrontexaco Corporation	Com	166764100	1,704	26266	Sole		26266
Applied Matls Incorporated	Com	038222105	1,649	92984	Sole		92984
E M C Corporation Mass	Com	268648102	1,567	130796	Sole		130796
Alcoa Incorporated	Com	013817101	1,405	50107	Sole		50107
International Business Machines	Com	459200101	480	5859	Sole		5859
Lincoln Elec Hldgs Incorporated	Com	533900106	422	7750	Sole		7750
America Movil S A De C V Spon Adr L Shs	Com	02364W105	394	10000	Sole		10000
Sky Finl Group Incorporated	Com	83080P103	369	14817	Sole		14817
Verizon Communications	Com	92343V104	360	9694	Sole		9694
Altria Group Incorporated	Com	02209S103	305	3983	Sole		3983
Keycorp New	Com	493267108	289	7708	Sole		7708
Cap Gemini SA	Com	F13587120	265	5000	Sole		5000
Pepsico Incorporated	Com	713448108	255	3906	Sole		3906
PetroHawk Energy Corp.	Com	716495106	206	19800	Sole		19800
Mc Graw Hill Inc.	Com	580645109	203	3505	Sole		3505